Taxation	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXATION
16.	TAXATION

Enterprise income tax ("EIT")

British Virgin Islands

The Company is incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC, India and Hong Kong. Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Cayman Islands

Borqs International is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC, India and Hong Kong. Under the current laws of the Cayman Islands, Borqs International is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Borqs HK is subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2016, 2017 and 2018. No provision for Borqs HK profits tax has been made in the consolidated financial statements as the entity had losses in the years ended December 31, 2016, 2017 and 2018. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

India

Borqs India is subject to income tax rate of 32.45% for the years ended December 31, 2016, 2017 and 29.12% for the year ended December 31, 2018. Amounts of $1,684, $2,024 and $680 are included as income tax expense for the years ended December 31, 2016, 2017 and 2018, respectively.

The PRC

The Company's subsidiaries and VIE in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the "EIT Law"), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company's PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor's disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise's jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

BORQS Beijing was qualified for a High and New Technology Enterprises ("HNTE") since 2012 and was eligible for a 15% preferential tax rate from 2012 to 2014. In July 2015, BORQS Beijing obtained a new HNTE certificate, which will expire in July 2018. BORQS Beijing has successfully renewed the HNTE certificate in September 2018 with effective term of three years until 2020. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2016, 2017 and 2018, BORQS Beijing enjoyed a preferential tax rate of 15%.

Yuantel Telecom was qualified for a High and New Technology Enterprises ("HNTE") since 2011 and is eligible for a 15% preferential tax rate from 2011 to 2013. In October 2014, Yuantel Telecom obtained a new HNTE certificate, which expired in October 2017. Yuantel Telecom has successfully renewed the HNTE certificate in December 2017 with effective term of three years until 2019. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2016, 2017 and 2018, Yuantel Telecom enjoyed a preferential tax rate of 15%.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose "place of effective management" is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of "place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2018, no detailed interpretation or guidance has been issued to define "place of effective management". Furthermore, as of December 31, 2018, the administrative practice associated with interpreting and applying the concept of "place of effective management" is unclear. If the Group is deemed as a PRC tax resident, it would be subject to PRC tax under the New CIT Law. The Group will continue to monitor changes in the interpretation or guidance of this law.

Profit (loss) from continuing operations before income taxes consisted of:

	For the years ended December 31,
	2016	2017	2018
	$	$	$

Non-PRC	2,777	(7,138)	(43,630)
PRC	5,899	(3,310)	(25,097)

	8,676	(10,448)	(68,727)

Income tax expense comprised of:

	For the years ended December 31,
	2016	2017	2018
	$	$	$

Current	(2,257)	(1,382)	(52)
Deferred	(987)	(960)	(279)

	(3,244)	(2,342)	(331)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2016, 2017 and 2018 applicable to the PRC operations to income tax expense was as follows:

	For the years ended December 31,
	2016	2017	2018
	$	$	$

Profit (loss) before income taxes	8,676	(10,448)	(68,727)

Income tax (expense) income computed at the statutory income tax rate at 25%	(2,169)	2,612	17,182
Non-deductible expenses	(214)	(2,654)	(7,393)
Non-taxation income	414	68	-
Preferential rate	488	(237)	(790)
Current and deferred tax rate differences	310	55	238
Foreign rate differences	561	(427)	(5,670)
Change of valuation allowance	(2,557)	(1,294)	(4,202)
Statutory income	-	(215)	(1,471)
R&D super deduction	-	-	305
Deferred tax	6	-	-
Interest expense	(83)	(250)	-

Income tax expense	(3,244)	(2,342)	(331)

Deferred Taxes

The significant components of deferred taxes were as follows:

	As of December 31,
	2017	2018
	$	$
Deferred tax assets
Inventories provision	229	100
Accrued salary and welfare payable	129	201
Property and equipment	2	3
Tax losses	10,461	317
Valuation allowance	(10,298)	18

Total deferred tax assets	523	639

Deferred tax liabilities
Intangible assets	1,551	1,688
Deferred cost of revenue	504	765

Total deferred tax liabilities	2,055	2,453

The Group operates through several subsidiaries and its Consolidated VIEs. Valuation allowance is considered for each of the entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards.

As of December 31, 2018, the Group had net tax losses from its PRC subsidiaries, as per filed tax returns, of $15,026, which can be carried forward per tax regulation to offset future taxable income. The PRC taxable losses will expire from 2019 to 2028 if not utilized. The Group has net tax losses from its HK subsidiary of $37,487, which will not expire.

Unrecognized Tax Benefits

As of December 31, 2017 and 2018, the Group recorded an unrecognized tax benefits of $2,016 and $2,020, respectively, of which, $287 and $273, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. The unrecognized tax benefits and its related interest are primarily related to under-reported intercompany profit. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2017 and 2018, unrecognized tax benefits of $1,729 and $1,747, respectively, if ultimately recognized, will impact the effective tax rate.

A roll-forward of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2016	2017	2018
	$	$	$

Balance at beginning of year	2,077	1,873	2,016
Reversal based on tax positions related to prior years	(1,039)	-	-
Additions based on tax positions related to the current year	968	28	-
Foreign currency translation difference	(133)	115	4

Balance at end of year	1,873	2,016	2,020

In the years ended December 31, 2017 and 2018, the Group recorded interest expense accrued in relation to the unrecognized tax benefit of $250 and nil in income tax expense, respectively. Accumulated interest expense recorded by the Group was $338 and $298 as of December 31, 2017 and 2018, respectively. As of December 31, 2018, the tax years ended December 31, 2012 through 2017 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.